Employee Benefits - Pension Costs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Compensation Related Costs [Abstract]
Pension plan based on multi-employer union plan	€ 74.0	€ 62.4	€ 54.9
Pension plans based on defined contribution	48.0	38.4	30.8
Pension and Other Postretirement Benefits Cost (Reversal of Cost)	€ 122.0	€ 100.8	€ 85.7